RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended																						2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 10, 2021	Jun. 04, 2021	May 02, 2021	Oct. 10, 2020	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 29, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	May 28, 2021	Apr. 30, 2021	Apr. 27, 2021	Feb. 28, 2021	Feb. 26, 2021	Feb. 22, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 31, 2020	Apr. 27, 2020	Feb. 26, 2020	May 31, 2021	May 31, 2020	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Dec. 27, 2021	Dec. 21, 2021	Mar. 31, 2021	Oct. 03, 2020
Related Party Transaction [Line Items]
Aggregate shares									50,000,000
Security deposit								$ 47,682													$ 17,800								$ 63,036	$ 47,682		$ 63,036		$ 47,682	$ 17,800
Rent expenses																																		42,000	37,200
Payment for certain expenses																													11,737		$ 7,453	28,818	$ 23,177	31,192	24,788
Number of common stock sold		3,000,000
Issuance of common stock	60,000	1,000,000					3,000,000									50,000			240,000	25,000
Shares issued, price per share							$ 0.05
Share Price	$ 0.167	$ 0.136					$ 0.067					$ 0.175															$ 0.175									$ 0.029
Consulting fees			$ 27,000									$ 30,973				$ 82,250
Capital contribution					$ 250,000
Customer One [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																														53,740
Purchase price																																		2,140,000
Customer Two [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																														27,385
Purchase price																																		709,000
Customer Three [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																														14,320
Purchase price																																		881,600
Michael Carbonara [Member]
Related Party Transaction [Line Items]
Related parties								13,820													32,655									13,820				13,820	32,655
Second Lease Agreement [Member]
Related Party Transaction [Line Items]
Monthly rent expense																					6,500
Security deposit								11,000																						11,000				11,000				$ 13,600	$ 11,000
Rent expenses																																		78,000	6,500
Monthly rent expense																					$ 6,500
Rent expenses																													19,500		19,500	58,500	58,500
Mari Luna [Member]
Related Party Transaction [Line Items]
Monthly rent expense																								$ 3,500
Security deposit								$ 5,000																					5,000	$ 5,000		5,000		5,000
Monthly rent expense																																3,500
Rent expenses																													10,500		$ 10,500	31,500	$ 31,500
Management Services Organization [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																													218,800			501,600		881,600
Products purchased from the company																													76,800			152,600
Mr. Bothwell [Member]
Related Party Transaction [Line Items]
Number of cashless warrants granted																	7,500,000
Warrant exercise price per share																	$ 0.028
Payment for certain expenses																																		$ 6,253	$ 1,965
Mr. Bothwell [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of common stock						45,000,000
Bonus																																					$ 1,000,000
Dr. Allen Meglin [Member]
Related Party Transaction [Line Items]
Number of common stock sold								625,000		422,514	1,166,666				500,000			1,818,181			625,000	422,514	1,166,666		5,000,000		11,000,000	11,000,000
Purchase price								$ 127,251																			$ 220,000
Sale of stock, price per share										$ 0.10											$ 0.08	$ 0.10	$ 0.03	$ 0.03				$ 0.02							$ 0.08
Share Price															$ 0.055
19 Accredited Investors [Member]
Related Party Transaction [Line Items]
Number of common stock sold																								13,499,992
Sale of stock, price per share										$ 0.03												$ 0.03	$ 0.03	$ 0.03
Mr. Carbonara [Member]
Related Party Transaction [Line Items]
Number of common stock sold																		1,818,181
Purchase price																		$ 100,000
Sale of stock, price per share																		$ 0.055
Mr. Carbonara [Member] | Funding Facility [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				$ 500,000
Debt conversion, shares issued				40,000,000
Republic Asset Holdings LLC [Member]
Related Party Transaction [Line Items]
Number of common stock sold															5,000,000
Sale of stock, price per share															$ 0.02			$ 0.055
Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Common stock granted																	5,000,000
Compensation																	$ 82,250
Unpaid consulting fees																										$ 82,250
Shares of newly issued common stock																	500,000
Payable in cash or in stock			$ 27,000
Mr. Zucker [Member]
Related Party Transaction [Line Items]
Issuance of common stock														736,808
Shares issued, price per share														$ 0.022
Distributor [Member]
Related Party Transaction [Line Items]
Common stock granted													3,000,000
Share Price													$ 0.115
Mr. Mitrani [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Bonus																																					50,000
Dr. Mari Mitrani [Member]
Related Party Transaction [Line Items]
Share Price																				$ 0.12
Salary amounts								362,455													$ 233,655											585,955
Dr. Mari Mitrani [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of common stock						47,675,000
Bonus																																					$ 15,000,000
Albert Mitrani [Member]
Related Party Transaction [Line Items]
Salary amounts								275,924													216,436											418,519
Ian Bothwell [Member]
Related Party Transaction [Line Items]
Salary amounts								843,478													649,407											1,104,419
Dr George Shapiro [Member]
Related Party Transaction [Line Items]
Consulting fees								$ 54,000													$ 54,833											135,000
Michael Carbonara [Member]
Related Party Transaction [Line Items]
Revenue from related parties																													16,300			26,600
Allen Meglin [Member]
Related Party Transaction [Line Items]
Revenue from related parties																													$ 13,200			$ 20,800